EARNINGS PER SHARE - Summary of calculated basic and diluted earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share, Basic [Abstract]
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Weighted average shares outstanding											9,642,156	9,584,075	9,599,222	9,542,298
Effect of CSEs
Adjusted weighted average shares used in earnings per share computation											9,642,156	9,584,075	9,599,222	9,542,298
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0.00	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.20)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Earnings Per Share, Diluted [Abstract]
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Weighted average shares outstanding											9,642,156	9,584,075	9,599,222	9,542,298
Effect of CSEs											92,389	11,363	24,524	86,892
Adjusted weighted average shares used in earnings per share computation											9,734,545	9,595,438	9,623,746	9,629,190
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0.00	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.20)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01